Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories	Inventories consisted of the following as of December 31, 2014 and 2015:

	December 31,
	2014	2015
	RMB	RMB	US$
Broadband related products	10,059	13,539	2,090